Note 23 - Income Taxes - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax benefit (expense)	€ (787)	€ (515)	€ (534)
Deferred income tax (expense) benefit	108	157	146
Income tax (expense) credit	(679)	(358)	(388)
FRANCE
Current income tax benefit (expense)	(237)	(163)	(161)
Deferred income tax (expense) benefit	(1)	2	(15)
Other Countries [Member]
Current income tax benefit (expense)	(550)	(351)	(373)
Deferred income tax (expense) benefit	€ 109	€ 155	€ 161